Regulatory Capital	12 Months Ended
Dec. 31, 2011
Regulatory Capital [Abstract]
REGULATORY CAPITAL

NOTE 11 – REGULATORY CAPITAL

The Corporation is subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s financial statements. Capital adequacy guidelines and, additionally for banks, prompt corrective-action regulations, involve quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet various capital requirements can initiate regulatory action.

The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required. The Bank met the well-capitalized requirements, as publicly defined, at December 31, 2011. The classification as well capitalized is made periodically by regulators and is subject to change over time. Because the Bank operates under a written order, it is considered by regulation to be “adequately” capitalized.

The Corporation’s wholly-owned subsidiary, The Delaware County Bank and Trust, entered into a written agreement with the Ohio Division of Financial Institutions (“ODFI”) and a Consent Order with the Federal Deposit Insurance Corporation (“FDIC”) effective October 28, 2010 which address matters pertaining to, among other things: management and operations of the Bank; credit risk management practices and credit administration policies and procedures; Bank actions with respect to problem assets; reserves for loan and lease losses; strengthening the capital position of the Bank; the strategic plan and budget for fiscal 2012; staffing; and submitting a funding contingency plan for the Bank that identifies available sources of liquidity and includes a plan for dealing with potential adverse economic and market conditions.

The Consent Order and the Agreement contain substantially similar provisions. Among other things it requires the Bank to attain a minimum 9% tier-1 capital ratio within 90 days of the effective date, and total risk-based capital ratio of not less than 13% within that same time period; submission of plans related to the reduction of non-performing assets; and a review of accounting matters related to subsidiary companies.

The Agreement and Consent Order also provide that the Bank may not declare or pay dividends to DCB without the prior approval of the FDIC and ODFI. And, as announced earlier this year by DCB, without the prior approval of the Federal Reserve, DCB may not declare or pay cash dividends, repurchase any of its shares, make payments on its trust preferred securities or incur or guarantee any debt.

As previously noted, the Bank is required to achieve a tier-1 capital ratio of not less than 9.0% and a total risk-based capital ratio of not less than 13.0% within 90 days of the effective date of the Agreement and Consent Order, and, to maintain those capital levels during the remaining term of the Agreement and the Consent Order. It may do so by, among other alternatives, raising additional capital, generating sufficient earnings, reducing the bank’s assets, or a combination thereof. The Bank has not yet achieved the 9% tier-1 target or the 13% total risk-based capital target.

Additionally, the Bank is required to submit periodic progress reports to the ODFI and the FDIC regarding various aspects of the foregoing actions and requirements, and the Bank board has appointed a compliance committee to monitor and coordinate the Bank’s performance under the Agreement and Consent Order. The Agreement and Consent Order will remain in effect until modified or terminated by the ODFI and/or the FDIC. The Bank entered into the Agreement and the Consent Order without admitting or denying any unsafe or unsound banking practices, violations, rule or regulation.

Actual and required capital ratios are presented below at year-end.

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total capital to risk-weighted assets
Consolidated	$40,510	10.1%	$32,124	8.0%	N/A	N/A
Bank	$40,069	10.0%	$32,124	8.0%	$40,156	10.0%
Tier 1 (core) capital to risk-weighted assets
Consolidated	$35,434	8.8%	$16,062	4.0%	N/A	N/A
Bank	$34,993	8.7%	$16,062	4.0%	$24,093	6.0%
Tier 1 (core) capital to average assets
Consolidated	$35,634	6.6%	$21,433	4.0%	N/A	N/A
Bank	$34,993	6.5%	$21,498	4.0%	$26,872	5.0%

2010
Total capital to risk-weighted assets
Consolidated	$43,554	10.3%	$33,865	8.0%	N/A	N/A
Bank	$43,422	10.3%	$33,861	8.0%	$42,327	10.0%
Tier 1 (core) capital to risk-weighted assets
Consolidated	$38,177	9.0%	$16,933	4.0%	N/A	N/A
Bank	$38,045	9.0%	$16,931	4.0%	$25,396	6.0%
Tier 1 (core) capital to average assets
Consolidated	$38,177	6.4%	$23,802	4.0%	N/A	N/A
Bank	$38,045	6.4%	$23,750	4.0%	$29,688	5.0%

Banking regulations limit capital distributions by the Bank. Generally, capital distributions are limited to undistributed net income for the current and prior two years. In addition, dividends may not reduce capital levels below the minimum regulatory requirements disclosed above. The Bank has entered into a Consent Order with the FDIC and a Written Agreement with the ODFI that requires tier-1 capital and total risk-based capital to reach levels of 9% and 13%, respectively. The Bank has not yet reached those required levels, and continues to operate under certain restrictions as noted in the Consent Order and Written Agreement. Based on assets held at December 31, 2011, the tier-1 capital necessary to reach those requirements would be $48,370. To reach the 13% total risk-based capital requirement the Corporation would need to reach $52,202, based on risk based assets of $401,555 presented in the December 31, 2011 FDIC Call Report. At December 31, 2011 and 2010, the Bank was unable to make dividend distributions to the Corporation without prior regulatory approval.